GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 6,168	$ 6,121
Acquired during the year (see Note 1d)	13,518
Foreign currency translation adjustments	(309)	47
Ending balance	$ 19,377	$ 6,168